INVESTMENTS IN AFFILIATES - Other investments (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other investments
Cash consideration for acquisition of the entity			$ 17,758	$ 7,684	$ 11,036
Equity in earnings (loss) of unconsolidated investees			10,779	28,948	5,908
Impairment loss of investment			$ 24,060	$ 0	$ 5,738
Gain or loss on sale of equity investments	$ 13,140
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage	6.00%		6.00%	6.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Ownership percentage	14.66%		14.66%	14.66%
Now, Inc.
Other investments
Ownership percentage		10.00%
Impairment loss of investment		$ 700